Details of Significant Accounts - Share capital - Repurchase of shares (Details) - USD ($) shares in Thousands, $ in Thousands		2 Months Ended	6 Months Ended
	May 04, 2023	Jun. 30, 2023	Jun. 30, 2023
Share Repurchase Plan
Consideration for repurchase of shares			$ 429
Perfect Class A Ordinary Shares
Share Repurchase Plan
Maximum authorized share repurchase amount	$ 20,000
Period for repurchase of shares	12 months
Number of shares repurchased		86
Consideration for repurchase of shares		$ 429